Derivative Instruments - Schedule of Notional Amount and Average Rates of Derivatives and the Carrying Amount of Deposits Designated as Hedging Instruments, by Term to Maturity (Detail) $ in Millions	12 Months Ended
	Oct. 31, 2024 CAD ($)	Oct. 31, 2023 CAD ($)
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 25,192,367	$ 13,355,846
Carrying amount	47,253	39,976
Within 1 year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	13,607,139
1 to 3 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	5,704,543
3 to 5 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	2,751,407
5 to 10 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	2,199,484
Over 10 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	929,794
Cash flow hedges [member] | Interest rate risk [member] | Interest rate swaps [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 266,872	$ 186,679
Average interest rate	0.0375	0.042
Cash flow hedges [member] | Interest rate risk [member] | Interest rate swaps [Member] | Within 1 year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 62,887
Average interest rate	0.0459
Cash flow hedges [member] | Interest rate risk [member] | Interest rate swaps [Member] | 1 to 3 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 99,368
Average interest rate	0.0338
Cash flow hedges [member] | Interest rate risk [member] | Interest rate swaps [Member] | 3 to 5 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 64,333
Average interest rate	0.0354
Cash flow hedges [member] | Interest rate risk [member] | Interest rate swaps [Member] | 5 to 10 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 34,402
Average interest rate	0.0363
Cash flow hedges [member] | Interest rate risk [member] | Interest rate swaps [Member] | Over 10 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 5,882
Average interest rate	0.0379
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | CAD-USD pair [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 40,933	$ 43,622
Average interest rate	0.0314	0.0277
Average exchange rate	1.3252	1.3218
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | CAD-USD pair [member] | Within 1 year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 4,256
Average interest rate	0.0196
Average exchange rate	1.2589
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | CAD-USD pair [member] | 1 to 3 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 21,186
Average interest rate	0.0338
Average exchange rate	1.3197
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | CAD-USD pair [member] | 3 to 5 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 14,229
Average interest rate	0.0324
Average exchange rate	1.3532
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | CAD-USD pair [member] | 5 to 10 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 1,011
Average interest rate	0.0175
Average exchange rate	1.3266
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | CAD-USD pair [member] | Over 10 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 251
Average interest rate	0.0302
Average exchange rate	1.3122
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | CAD-EUR pair [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 17,399	$ 16,386
Average interest rate	0.0347	0.0315
Average exchange rate	1.4293	1.4352
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | CAD-EUR pair [member] | Within 1 year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 717
Average interest rate	0.054
Average exchange rate	1.4345
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | CAD-EUR pair [member] | 1 to 3 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 13,171
Average interest rate	0.0344
Average exchange rate	1.4177
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | CAD-EUR pair [member] | 3 to 5 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 3,310
Average interest rate	0.0321
Average exchange rate	1.4711
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | CAD-EUR pair [member] | Over 10 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 201
Average interest rate	0.0297
Average exchange rate	1.487
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | Other currency pairs [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 9,927	$ 9,787
Average interest rate	0.0326	0.0299
Average exchange rate	1.5391	1.5221
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | Other currency pairs [member] | Within 1 year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 923
Average interest rate	0.0254
Average exchange rate	1.4539
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | Other currency pairs [member] | 1 to 3 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 6,548
Average interest rate	0.0298
Average exchange rate	1.6847
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | Other currency pairs [member] | 3 to 5 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 2,219
Average interest rate	0.0422
Average exchange rate	1.2748
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | Other currency pairs [member] | 5 to 10 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 237
Average interest rate	0.0483
Average exchange rate	0.3257
Cash flow hedges [member] | Equity price risk [member] | Total Return Swaps [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 480	$ 451
Cash flow hedges [member] | Equity price risk [member] | Total Return Swaps [Member] | Within 1 year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	20
Cash flow hedges [member] | Equity price risk [member] | Total Return Swaps [Member] | 1 to 3 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	460
Fair Value Hedges [member] | Interest rate risk [member] | Interest rate swaps [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 188,278	$ 169,368
Average interest rate	0.0399	0.0391
Fair Value Hedges [member] | Interest rate risk [member] | Interest rate swaps [Member] | Within 1 year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 51,525
Average interest rate	0.0453
Fair Value Hedges [member] | Interest rate risk [member] | Interest rate swaps [Member] | 1 to 3 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 42,933
Average interest rate	0.0394
Fair Value Hedges [member] | Interest rate risk [member] | Interest rate swaps [Member] | 3 to 5 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 56,909
Average interest rate	0.0371
Fair Value Hedges [member] | Interest rate risk [member] | Interest rate swaps [Member] | 5 to 10 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 33,010
Average interest rate	0.0374
Fair Value Hedges [member] | Interest rate risk [member] | Interest rate swaps [Member] | Over 10 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 3,901
Average interest rate	0.038
Fair Value Hedges [member] | Interest rate risk [member] | Bond futures (exchange-traded derivatives) [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 1,479	$ 2,825
Average interest rate	108	105
Fair Value Hedges [member] | Interest rate risk [member] | Bond futures (exchange-traded derivatives) [member] | Within 1 year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 1,479
Average interest rate	108
Fair Value Hedges [member] | Foreign exchange risk [member] | USD-JPY pair [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount		$ 476
Average interest rate		(0.0008)
Average exchange rate		0.0076
Fair Value Hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | USD-EUR pair [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 21	$ 21
Average interest rate	0.0325	0.0325
Average exchange rate	0.9706	0.9706
Fair Value Hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | USD-EUR pair [member] | Within 1 year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 21
Average interest rate	0.0325
Average exchange rate	0.9706
Hedges of net investment in foreign operations [member] | USD denominated deposit [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount	$ 16,053
Hedges of net investment in foreign operations [member] | GBP denominated deposit [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount	300
Hedges of net investment in foreign operations [member] | Cross currency swaps and foreign exchange forwards [member] | CAD-CNH pair [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount		$ 650
Hedges of net investment in foreign operations [member] | Foreign exchange risk [member] | USD denominated deposit [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount		13,154
Hedges of net investment in foreign operations [member] | Foreign exchange risk [member] | USD denominated deposit [member] | Within 1 year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount	16,053
Hedges of net investment in foreign operations [member] | Foreign exchange risk [member] | GBP denominated deposit [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount		$ 157
Hedges of net investment in foreign operations [member] | Foreign exchange risk [member] | GBP denominated deposit [member] | Within 1 year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount	300
Hedges of net investment in foreign operations [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | CAD-CNH pair [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	677
Hedges of net investment in foreign operations [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | CAD-CNH pair [Member] | Within 1 year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 677